Segment and Geographic Information - Geographic Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	$ 312,135	$ 309,878	$ 624,290	$ 692,918
Total equipment trading revenues:	21,759	16,411	40,856	28,326
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	116,091	116,750	231,746	265,719
Total equipment trading revenues:	2,711	2,181	6,625	4,165
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	165,180	159,760	329,336	361,827
Total equipment trading revenues:	6,529	2,886	11,327	4,422
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	13,205	14,803	28,944	31,021
Total equipment trading revenues:	8,459	8,524	15,924	15,275
Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	1,125	1,047	2,178	2,195
Total equipment trading revenues:	0	0	0	0
Other International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	16,534	17,518	32,086	32,156
Total equipment trading revenues:	$ 4,060	$ 2,820	$ 6,980	$ 4,464